INVESTMENT IN AN ASSOCIATE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INVESTMENT IN AN ASSOCIATE

6 INVESTMENT IN AN ASSOCIATE

The Group’s investment in the associate is summarized below:

	2024	2025
	S$	S$
Beginning of financial year	195,073	220,950
Share of post-acquisition profit/(losses)	13,765	(6,391)
Disposal	-	(223,204)
Currency realignment	12,112	8,645
End of financial year	220,950	-

Management has assessed the recoverable amount of the investment in associate calculation based on its value in use (“VIU”), using discounted cash flow forecasts covering a five-year period in which the management made judgements over certain key inputs in relation to cash flows, revenue growth rates and discount rate. It was concluded that the fair value less costs of disposal did not exceed the VIU. As a result of this analysis no impairment loss was recognized during the year ended December 31, 2024.

Key assumptions used to determine the value in use of the investment in associate are as follows:

2024
%
Revenue growth rate	7.53
Discount rate	13.90

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2024	2025
			%	%
Landmark Medical Centre Sdn Bhd	Operations of private specialist hospital	Malaysia	20	Nil

The following table illustrates the summarized financial information of the Group’s material associate (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the associate, if any.

2024
S$

Current assets	558,877
Non-current assets (including fair value of hospital license)	798,401
Current liabilities	(75,061)
Non-current liabilities	(177,468)
Adjusted net assets of the associate	1,104,749

Revenue	810,223
Profit for the year	68,827

Reconciliation of the summarized financial information presented to the carrying amount of the Group’s investment in the associate is as follows:

2024
S$
Adjusted net assets	1,104,749

Group’s equity interest	20%
Group share of net assets	220,950
Carrying value	220,950

On December 18, 2025, the Group completed the disposal of its entire 20% equity interest in Landmark Medical Centre Sdn Bhd.

The Group received cash consideration of S$517,440 (equivalent to RM1.65 million) for the disposal. The carrying amount of the investment at the date of disposal was S$223,204.

Accordingly, the Group recognized a gain on disposal of S$294,236 in profit or loss.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025